Notes Payable (Details)		Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
Bank notes payable	[1]	$ 22,669		$ 10,386,612
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Bank notes payable		20,000.00
Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Bank notes payable		22,669	¥ 156,371	10,386,612	¥ 75,372,524
Restricted cash		8,519	¥ 58,762	5,761,294	41,807,982
Credit line aggregate from HUB		5,800,000
Hangzhou United Bank [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Restricted cash		10,000.00
Collateral amount				$ 3,775,821	¥ 27,400,000
Credit line aggregate from HUB		5,790,000
Line of credit total		$ 5,810,000

[1]	As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB.